SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Receivables [Abstract]
Balance at April 1,	$ 682,489	$ 87,499	$ 1,080,870	$ 855,652
Written-off	(234,000)	(30,000)	(499,756)	0
Allowance for expected credit losses	207,853	26,647	101,712	225,347
Exchange translation difference	4,859	624	(337)	(129)
Balance at March 31,	$ 661,201	$ 84,770	$ 682,489	$ 1,080,870